Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Cellect Biotechnology Ltd.
Entity Central Index Key	0001671502
Amendment Flag	true
Amendment Description	Amendment
Current Fiscal Year End Date	--12-31
Document Type	6-K/A
Document Fiscal Period Focus	Q2
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Entity File Number	001-37846